Share based payments - Share-based expense by award type (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 5,041	£ 6,357	£ 3,961	£ 20,150
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	3,511	3,853	5,057	12,439
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	311	838	(3,409)	2,149
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	197	192	431	521
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	963	1,067	1,598	3,522
Clawback shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 59	£ 407	£ 284	£ 1,519